Business Acquisitions - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2012	Nov. 30, 2013	Oct. 31, 2014	Oct. 26, 2012
Business Acquisition [Line Items]
Increase in fixed assets	$ 21,000,000	$ 5,000,000
Increase in goodwill	3,000,000	3,000,000
Increase in other assets	4,000,000	2,000,000
Long-term debt	4,000,000
Deferred tax liabilities	1,000,000
Other long-term liabilities		2,000,000
Reduction of non-controlling interest		1,000,000
Net cash outflow	23,000,000	9,000,000	525,000,000
Company's pro forma consolidated sales	36,700,000,000	34,900,000,000
Proforma consolidated income	1,900,000,000	1,600,000,000
E-Car [Member]
Business Acquisition [Line Items]
Interest acquired				27.00%
Net cash outflow				56,000,000
Cash acquired				19,000,000
Textile Competence Centre Kft [Member]
Business Acquisition [Line Items]
Cash paid					9,000,000
Interest acquired					49.00%
STT Technologies Inc. [Member]
Business Acquisition [Line Items]
Interest acquired							50.00%
Techform Group Of Companies [Member]
Business Acquisition [Line Items]
Cash paid						$ 23,000,000
Acquisition date						2014-10